CERTAMX

1- 32418

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05000620

American Stock Exchange
86 Trinity Place
New York, NY 10006

January 27, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 27, 2005, the American Stock Exchange, Inc. (the "Exchange") received from iShares COMEX Gold Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

Shares of the iShares COMEX Gold Trust

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director
Listing Qualifications Department

PROCESSED
JAN 28 2005
THOMSON FINANCIAL

cc: Herbert Scholl

278680